As filed with the U.S. Securities and Exchange Commission on September 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2023

U.S. Global Jets ETF

Ticker: JETS

U.S. Global GO GOLD and

Precious Metal Miners ETF

Ticker: GOAU

U.S. Global Sea to Sky Cargo ETF

Ticker: SEA

U.S. Global ETFs

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited)

For the six-month period ended June 30, 2023, the U.S. Global Jets ETF (“JETS” or the “Fund”) increased 25.41% in market value and 25.35% in net asset value (NAV). However, it underperformed its benchmark, the U.S. Global Jets Index (“JETSX” or the “Index”), which increased by 25.82%. On the other hand, the Fund outperformed the benchmark index, the S&P® 500 Index, which rose 16.89%. In the first half of the year, JETS also underperformed the NYSE Arca Global Airlines Index, which saw a rise of 33.95%.

Travel budget expectations for 2023 have shown significant improvement, with the trend expected to continue into 2024. On average, travel managers anticipated their budgets to increase 11% in the first half of 2023 compared to 2022, and 9% in the second half of the year. 2024 also promises strength, with budgets expected to rise nearly 8.5% year-on-year. Notably, 29% of respondents reported that they have already returned to pre-COVID-19 travel levels. This compares to 25% in October 2022 and 11% in May 2022, marking the highest level the survey has recorded since the onset of the pandemic.

Jet fuel prices dropped 30% in the first half of the year, largely due to crack spreads declining by 80% over the same period. Under normal circumstances, this would lead to decreased fares as carriers look to expand. However, supply constraints in the industry were likely to limit this growth. Therefore, with strong demand indicators, pricing was expected to rise as we approached the summer.

In 2022, Asia Pacific airlines witnessed a marked recovery in international traffic, moving from 7% of normal in January 2022 to 40% by December 2022. The Association of Asia Pacific Airlines (AAPA) projects international traffic to return to 75% of normal by the third quarter of 2023, with North Asia spearheading the recovery. Meanwhile, both India and Southwest Asian countries still have potential for growth. As China’s policies continue to relax, AAPA anticipates that total traffic could return to pre-COVID-19 levels by mid-2024. While macro headwinds could impact business travel, leisure travel might shift based on travel and testing conveniences. However, the demand for visiting friends and family is expected to remain robust.

Chinese international traffic stood at 20% of normal in the first half of 2023 and is projected to reach 50% of normal in the second half. While international traffic was only at 15% of pre-COVID-19 levels in the first quarter of 2023, Chinese airlines aimed to increase this to 35-40% by summer 2023 and between 50-70% by the end of the year. This growth, however, may be limited by issues such as traffic rights, visa/passport delays and global challenges. Short-haul travel to Asia and the Middle East is forecasted to recover first, with Europe and the U.S. likely to lag behind.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

For the six-month period ended June 30, 2023, the U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU” or the “Fund”) increased 6.29% in market value and 5.82% in net asset value (NAV). The market price outperformed the Fund’s underlying index, the U.S. Global GO GOLD and Precious Metal Miners Index (“GOAUX” or the “Index”), which rose 6.23%. However, it underperformed its benchmark index, the S&P® 500 Index, which climbed 16.89%. Additionally, GOAU surpassed the NYSE Arca Gold Miners Index, which saw a rise of 5.06%.

Sprott, Inc., a leading investor in the bullion industry, has posited that gold prices could eclipse the record set at the peak of the COVID-19 pandemic if disturbances in the banking sector continued and global central banks reduced their interest-rate hiking tendencies. The safe-haven asset surged past $2,000 an ounce, marking its first time in a year, following a failed acquisition deal concerning Credit Suisse Group AG that did little to alleviate global banking sector anxieties. Anticipated contagions among regional lenders have stimulated speculation that the Federal Reserve might decelerate its monetary tightening. This typically indicates a surge in gold prices. “I certainly believe we’re approaching new peaks,” stated Sprott’s CEO, Whitney George, during an interview.

Scotia reported that in 2023, companies anticipate a 2% production growth compared to 2022, along with cost predictions ranging between 2%-6% higher than the reported figures from 2022. Although costs might remain elevated, there’s a perceived relaxation in inflation, notably in fuel prices. The projected escalation in gold prices, combined with this inflation respite, should enhance profit margins.

Yamana’s founder, Peter Marrone, suggested that an increase in mergers and acquisitions is on the horizon for the gold sector, as miners aim to uphold their margins amidst rising costs and diminishing gold grades. Marrone remarked, “The current gold price mirrors its late 2020 levels. Yet, notably, margins have shrunk considerably for almost every company.” He continued, emphasizing the universal trend towards lower grades, escalating costs and inflationary effects, suggesting that consolidations would be a wise move.

The proposed merger between Newmont Corporation and Newcrest Mining would create the world’s largest gold company, boasting a market capitalization of $57 billion. The company would annually produce between 8-8.5 million ounces of gold at an all-in sustaining cost (AISC) of $1,065 per ounce. Furthermore, its gold reserves would total 155 million ounces, with resources amounting to 333 million ounces, ensuring a mining lifespan of 17 years. While gold remains the primary focus, the company would also produce silver, zinc, lead and copper. However, non-gold components are forecasted to constitute less than 20% of the annual revenue for the upcoming three years. Based on consensus estimates, the offer seems to enhance the net asset value (NAV) while maintaining financial metrics in the short-term.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

According to RBC, the precious metal rally since the third quarter of 2022 has enhanced the valuations of junior gold stocks. Yet, the enterprise value-per-ounce (EV/oz) and price-to-NAV (P/NAV) metrics are still subdued compared to the figures from 2020 and 2021. Currently, gold juniors are trading at $41/oz, reflecting a drop of roughly 50% from the 2020 zenith of over $80/oz. Based on their P/NAV evaluations, RBC estimates a consensus average of 0.40x NAV, a 25% decline from the figures observed in summer 2022. The junior sector they monitor has witnessed an average 30% plunge over the past year, lagging gold by 20%, which aligns with the VanEck Vectors Junior Gold Miners ETF (GDXJ) index’s performance. RBC recognizes considerable value within this group, yet the realization of this value might hinge on the progression of the mergers and acquisitions market, accessibility to construction finances, and consistent equity market support for ongoing exploration and development.

U.S. Global Sea to Sky Cargo ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

For the six-month period ended June 30, 2023, the U.S. Global Sea to Sky Cargo ETF (“SEA” or the “Fund”) increased 5.36% in market value and 4.87% in net asset value (NAV). However, it underperformed its underlying index, the U.S. Global Sea to Sky Cargo Index (“SEAX” or the “Index”), which climbed 6.57%. Additionally, SEA lagged behind the S&P® 500 Index, which rose 16.89%.

Morgan Stanley’s quarterly shipper survey bolstered their atypical prediction for a freight cycle shift in the second half of 2023. The most significant positive insights related to the overarching macroeconomic conditions and inventory levels. The shipper perspective on the macroeconomic climate improved for the second consecutive quarter, following a decline over five successive quarters. Inventory levels took a significant dip, with net inventories sharply decreasing. However, net ordering remained comparable to the previous quarter, albeit still in the negative. Inventory levels are expected to normalize soon, and if consumer demand remains strong in the latter half of 2023, the stage is set for a restocking surge.

Very large crude carrier (VLCC) tanker rates have stabilized, driven by China’s return from holidays and resulting in a boost in Middle East loadings. Projecting into the second quarter of 2023, we could see additional U.S. strategic reserve releases. This would augment U.S. crude exports throughout the quarter, counterbalancing the seasonal impacts of refinery maintenance. With the crude tanker order book standing remarkably low at 4%, and the revival of crude tanker flows due to China’s market reopening, we anticipate vigorous rates, especially in the second half of 2023.

According to Morgan Stanley, the growth in tanker effective supply for 2022 stood at 2.6%. For 2023 and 2024, they project the effective capacity to increase 2.6% and 1.0% respectively, backed by a modest order book-to-fleet ratio. Additionally, the scrapping of older ships and the impact of environmental regulations could further diminish effective capacity. Morgan Stanley believes that even without aggressive demand projections, supply-side factors alone could drive a 12-24 month up-cycle.

In 2023, the demand for dry bulk has so far increased by 3%-4% year-over-year, driven predominantly by a surge in demand for coal. Despite this, freight rates remained surprisingly low until June 2023, influenced by a decrease in Chinese coal imports, a milder macroeconomic climate, and reduced vessel congestion. However, larger to mid-sized vessels seem to have stabilized. Future predictions indicate that rates for handysize/supramax vessels in the second half of 2023 could average $3,000/day higher than current spot levels, with seasonality being a supporting factor. Yet, the exact magnitude of this increase largely hinges on China’s macroeconomic conditions and any economic stimuli.

U.S. Global Sea to Sky Cargo ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

Drawing from Clarkson’s data, the average sailing speeds in January 2023 for vessels larger than 8,000 twenty-foot equivalent units (TEUs) stood at 14.5 knots, marking a 12% decrease compared to the average from 2013 to 2019. Although there’s potential for further slow steaming, there’s a practical limit. When speeds drop below 13 knots, the advantages begin to wane. If we assume that a vessel typically spends around 30% of its journey duration in port, a further 10% speed reduction could remove an additional 7% of capacity.

Mr. Andrew Matters, the Head of Economics at the International Air Transport Association (IATA), shared his insights on the air cargo market. He believes that the air cargo market is transitioning toward a more regular state in 2023. He estimates that air cargo revenue in 2023 will remain 50% above the figures from 2019. Following this period of oversupply, he anticipates that e-commerce’s positive trajectory will bolster air cargo demand over the long run.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The funds may invest in the securities of smaller capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the funds may diverge from that of the index. Because the funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the funds may experience tracking error to a greater extent than funds that seek to replicate an index. The funds are not actively managed and may be affected by a general decline in market segments related to the index.

Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs.

Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS, GOAU, and SEA.

Past performance does not guarantee future results.

The S&P 500® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest in an index.

The NYSE Arca Global Airline Index is a modified equal-dollar weighted index designed to measure the performance of highly capitalized and liquid international airline companies.

The NYSE Arca Gold Miners Index provides exposure to publicly traded companies worldwide involved primarily in the mining for gold, representing a diversified blend of small-, mid- and large- capitalization stocks.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index.

The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The index consists of 28 common stocks or related ADRs. It is not possible to invest directly in an index.

The U.S. Global Sea to Sky Cargo Index tracks the performance of marine shipping, air freight and courier, and port and harbor operating companies. The index uses fundamental screens to identify companies with favorable cash flow, market capitalization, earnings-to-price ratio, and cash-flow-to-price ratio. The index consists of 29 common stocks. It is not possible to invest directly in an index.

A book-to-bill ratio is the ratio of orders received to units shipped and billed for a specified period, generally a month or quarter.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

The section labeled Schedules of Investments contains a more complete list of the Funds’ holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global ETFs

Portfolio Allocations
As of June 30, 2023 (Unaudited)

U.S. Global Jets ETF

Industry Group	Percent of Net Assets
Airlines (a)	77.6%
Internet	7.0
Aerospace & Defense	7.0
Engineering & Construction	3.5
Miscellaneous Manufacturing	1.9
Transportation	1.9
Commercial Services	0.9
Short-Term Investments	0.2
Investments Purchased with Proceeds from Securities Lending	8.2
Liabilities in Excess of Other Assets	(8.2)
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

Industry Group	Percent of Net Assets
Mining (a)	99.8%
Short-Term Investments	0.5
Investments Purchased with Proceeds from Securities Lending	12.0
Liabilities in Excess of Other Assets	(12.3)
Total	100.0%

U.S. Global Sea to Sky Cargo ETF

Industry Group	Percent of Net Assets
Transportation (a)	88.9%
Commercial Services	6.0
Short-Term Investments	2.9
Investments Purchased with Proceeds from Securities Lending	8.0
Liabilities in Excess of Other Assets	(5.8)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or industries. See Note 9 in Notes to Financial Statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Australia — 0.9%
4,151,465	Qantas Airways, Ltd. (a)	$17,146,129

	Brazil — 0.4%
549,794	Embraer SA - ADR (a)	8,499,815

	Canada — 5.0%
3,112,977	Air Canada (a)	58,723,000
785,901	Bombardier, Inc. - Class B (a)	38,744,815
		97,467,815
	China — 1.7%
12,111,120	Air China, Ltd. - H-Shares (a)	8,624,304
3,838,634	Tongcheng Travel Holdings, Ltd. (a)	8,024,097
479,652	Trip.com Group, Ltd. - ADR (a)	16,787,820
		33,436,221
	France — 1.8%
58,449	Aeroports de Paris	8,387,032
4,731,247	Air France-KLM (a)	8,895,418
127,096	Airbus SE	18,356,678
		35,639,128
	Germany — 0.9%
1,762,372	Deutsche Lufthansa AG (a)	18,036,803

	Hong Kong — 0.5%
9,083,345	Cathay Pacific Airways, Ltd. (a)	9,285,043

	Ireland — 0.9%
160,157	Ryanair Holdings plc - ADR (a)	17,713,364

	Japan — 2.4%
133,550	Adventure, Inc. (b)	9,107,260
385,882	ANA Holdings, Inc. (a)	9,162,007
879,074	Japan Airlines Company, Ltd.	19,007,664
184,599	Japan Airport Terminal Company, Ltd.	8,315,558
		45,592,489

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Mexico — 0.9%
484,773	Grupo Aeroportuario del Pacifico SAB de CV - Class B	$8,724,328
30,585	Grupo Aeroportuario del Sureste SAB de CV - ADR	8,493,149
		17,217,477
	Panama — 0.5%
77,969	Copa Holdings SA - Class A (b)	8,621,812

	Singapore — 0.9%
4,712,466	SATS, Ltd. (a)	8,990,064
1,662,852	Singapore Airlines, Ltd.	8,791,328
		17,781,392
	Spain — 1.4%
56,475	Aena SME SA	9,120,600
239,974	Amadeus IT Group SA (a)	18,251,662
		27,372,262
	Switzerland — 0.5%
260,012	Wizz Air Holdings plc (a)	9,031,405
	Thailand — 0.4%
4,214,208	Airports of Thailand pcl (a)	8,557,974
	Turkey — 2.2%
729,574	Pegasus Hava Tasimaciligi AS (a)	17,302,538
2,200,598	TAV Havalimanlari Holding AS (a)	7,896,058
2,335,221	Turk Hava Yollari AO (a)	17,386,530
		42,585,126
	United Kingdom — 1.4%
1,405,260	easyJet plc (a)	8,612,884
8,682,496	International Consolidated Airlines Group SA (a)	17,852,376
		26,465,260
	United States — 76.6% (c)
1,918,457	Air Transport Services Group, Inc. (a)	36,201,284
1,084,020	Alaska Air Group, Inc. (a)(b)	57,648,184
476,680	Allegiant Travel Company (a)(b)	60,195,150
11,529,374	American Airlines Group, Inc. (a)	206,836,969
165,912	Boeing Company (a)(b)	35,033,978

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	United States — 76.6% (c) (Continued)
12,758	Booking Holdings, Inc. (a)	$34,450,810
4,570,483	Delta Air Lines, Inc. (a)(b)	217,280,761
306,496	Expedia Group, Inc. (a)(b)	33,527,597
5,575,210	Frontier Group Holdings, Inc. (a)(b)	53,912,281
162,432	General Dynamics Corporation	34,947,245
5,826,005	Hawaiian Holdings, Inc. (a)(b)(d)	62,746,074
7,010,554	JetBlue Airways Corporation (a)(b)	62,113,508
1,508,208	SkyWest, Inc. (a)(b)	61,414,230
5,668,358	Southwest Airlines Company (b)	205,251,243
2,641,887	Sun Country Airlines Holdings, Inc. (a)(b)	59,389,619
540,139	Textron, Inc. (b)	36,529,601
2,092,358	TripAdvisor, Inc. (a)(b)	34,502,984
3,530,222	United Airlines Holdings, Inc. (a)	193,703,280
		1,485,684,798
	TOTAL COMMON STOCKS (Cost $1,978,050,944)	1,926,134,313

	PREFERRED STOCKS — 0.5%
	Brazil — 0.5%
720,114	Azul SA - ADR (a)(b)	9,858,361
	TOTAL PREFERRED STOCKS (Cost $6,659,877)	9,858,361

	SHORT-TERM INVESTMENTS — 0.2%
3,705,759	First American Government Obligations Fund - Class X, 5.01% (e)	3,705,759
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,705,759)	3,705,759

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.2%
158,549,747	Mount Vernon Liquid Assets Portfolio, LLC, 5.28% (e)(f)	$158,549,747
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $158,549,747)	158,549,747
	TOTAL INVESTMENTS — 108.2% (Cost $2,146,966,327)	2,098,248,180
	Liabilities in Excess of Other Assets — (8.2)%	(159,102,057)
	NET ASSETS — 100.0%	1,939,146,123

Percentages are stated as a percent of net assets
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2023. Total value of securities on loan is $157,236,914.
(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(d)	Affiliated Common Stock during the current fiscal period. See Note 6 in Notes to Financial Statements.
(e)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Australia — 8.0%
1,687,676	Perseus Mining, Ltd.	$1,855,009
2,157,957	Ramelius Resources, Ltd.	1,811,283
6,436,849	Resolute Mining, Ltd. (a)	1,672,288
3,637,127	West African Resources, Ltd. (a)	2,095,789
		7,434,369
	Canada — 55.8% (b)
3,580,784	Calibre Mining Corporation (a)	3,757,154
745,388	China Gold International Resources Corporation, Ltd.	2,834,681
576,060	Dundee Precious Metals, Inc.	3,804,888
632,593	Equinox Gold Corporation (a)(c)	2,897,276
70,221	Franco-Nevada Corporation (c)	10,013,515
1,033,680	IAMGOLD Corporation (a)	2,718,578
876,589	Karora Resources, Inc. (a)	2,679,891
2,617,493	New Gold, Inc. (a)	2,826,892
257,665	Osisko Gold Royalties, Ltd. (c)	3,960,311
771,286	Sandstorm Gold, Ltd.	3,948,984
188,956	Torex Gold Resources, Inc. (a)	2,684,395
225,236	Wheaton Precious Metals Corporation (c)	9,734,700
		51,861,265
	Jersey — 2.1%
1,678,707	Centamin plc	1,943,284

	Peru — 2.0%
2,083,057	Hochschild Mining plc	1,880,942

	South Africa — 21.4%
187,626	African Rainbow Minerals, Ltd.	1,983,899
126,319	AngloGold Ashanti, Ltd. - ADR	2,664,068
261,000	DRDGOLD, Ltd. - ADR (c)	2,771,820
199,286	Gold Fields, Ltd. - ADR (c)	2,756,125
683,592	Harmony Gold Mining Company, Ltd. - ADR (c)	2,871,086
248,641	Impala Platinum Holdings, Ltd.	1,655,559
245,237	Northam Platinum Holdings, Ltd. (a)	1,634,978
570,486	Sibanye Stillwater, Ltd. - ADR (c)	3,559,833
		19,897,368

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	United States — 10.5%
85,248	Royal Gold, Inc. (c)	$9,784,765
	TOTAL COMMON STOCKS (Cost $90,266,398)	92,801,993

	SHORT-TERM INVESTMENTS — 0.5%
471,600	First American Government Obligations Fund - Class X, 5.01% (d)	471,600
	TOTAL SHORT-TERM INVESTMENTS (Cost $471,600)	471,600
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.0%
11,156,245	Mount Vernon Liquid Assets Portfolio, LLC, 5.28% (d)(e)	11,156,245
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,156,245)	11,156,245
	TOTAL INVESTMENTS — 112.3% (Cost $101,894,243)	104,429,838
	Liabilities in Excess of Other Assets — (12.3)%	(11,441,501)
	NET ASSETS — 100.0%	$92,988,337

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(c)	All or a portion of this security is out on loan as of June 30, 2023. Total value of securities on loan is $10,983,347.
(d)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 94.9%
	Australia — 3.0%
11,371	Brambles, Ltd.	$109,153

	Canada — 2.8%
1,389	Cargojet, Inc.	100,887

	China — 7.3%
189,803	COSCO SHIPPING Holdings Company, Ltd. - H-Shares	171,007
3,782	ZTO Express Cayman, Inc. - ADR (a)	94,853
		265,860
	Denmark — 8.4%
78	AP Moller - Maersk AS - Class B	136,887
3,375	D/S Norden AS	168,367
		305,254
	Germany — 6.9%
2,276	Deutsche Post AG	111,090
688	Hapag-Lloyd AG	139,564
		250,654
	Greece — 2.0%
1,089	Danaos Corporation	72,734

	Hong Kong — 11.9%
13,785	Orient Overseas International, Ltd.	184,890
226,372	Pacific Basin Shipping, Ltd.	68,755
98,555	SITC International Holdings Company, Ltd.	179,854
		433,499
	Israel — 3.4%
10,113	ZIM Integrated Shipping Services, Ltd. - ADR (a)	125,300

	Japan — 12.4%
2,897	Kawasaki Kisen Kaisha, Ltd.	70,651
4,219	Mitsubishi Logistics Corporation	103,768
5,862	Mitsui OSK Lines, Ltd.	140,400
6,220	Nippon Yusen KK	137,509
		452,328

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.9% (Continued)
	Monaco — 2.0%
1,545	Scorpio Tankers, Inc.	$72,970

	Republic of Korea — 4.9%
12,462	HMM Company, Ltd.	178,279

	Singapore — 2.0%
15,057	Hafnia, Ltd.	73,576

	Spain — 3.0%
4,077	Cia de Distribucion Integral Logista Holdings SA	109,797

	Switzerland — 4.1%
499	Kuehne + Nagel International AG	147,573

	Taiwan — 6.7%
34,606	Evergreen Marine Corporation Taiwan, Ltd.	103,892
68,105	Yang Ming Marine Transport Corporation	137,765
		241,657
	United Kingdom — 1.9%
2,854	TORM plc - Class A	68,953

	United States — 12.2%
893	Expeditors International of Washington, Inc.	108,169
473	FedEx Corporation	117,256
1,730	GXO Logistics, Inc. (b)	108,679
607	United Parcel Service, Inc. - Class B (a)	108,805
		442,909
	TOTAL COMMON STOCKS (Cost $4,056,599)	3,451,383

	SHORT-TERM INVESTMENTS — 2.9%
104,610	First American Government Obligations Fund - Class X, 5.01% (c)	104,610
	TOTAL SHORT-TERM INVESTMENTS (Cost $104,610)	104,610

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.0%
289,966	Mount Vernon Liquid Assets Portfolio, LLC, 5.28% (c)(d)	$289,966
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $289,966)	289,966
	TOTAL INVESTMENTS — 105.8% (Cost $4,451,175)	3,845,959
	Liabilities in Excess of Other Assets — (5.8)%	(210,222)
	NET ASSETS — 100.0%	$3,635,737

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	All or a portion of this security is out on loan as of June 30, 2023. Total value of securities on loan is $282,504.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(d)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
ASSETS
Investments in unaffiliated securities, at value*+	$2,035,502,106	$104,429,838	$3,845,959
Investments in affiliated securities, at value*	62,746,074	—	—
Foreign currency, at value*	177,442	618	—
Securities lending income receivable	24,651	1,428	958
Dividends and interest receivable	1,149,638	60,916	110,483
Due from Adviser	—	—	7,694
Prepaid expenses and other assets	—	—	8,418
Total assets	$2,099,599,911	$104,492,800	$3,973,512

LIABILITIES
Collateral received for securities loaned (Note 4)	158,549,747	11,156,245	289,966
Management fees payable	903,881	48,895	—
Payable for securities purchased	1,000,160	299,323	20,033
Accrued other expenses	—	—	27,717
Distribution fees payable	—	—	59
Total liabilities	160,453,788	11,504,463	337,775

NET ASSETS	$1,939,146,123	$92,988,337	$3,635,737

Net Assets Consist of:
Paid-in capital	$2,550,258,150	$120,484,221	$5,725,702
Total distributable earnings (accumulated deficit)	(611,112,027)	(27,495,884)	(2,089,965)
Net assets	$1,939,146,123	$92,988,337	$3,635,737

Net Asset Value:
Net assets	$1,939,146,123	$92,988,337	$3,635,737
Shares outstanding ^	90,500,000	5,650,000	250,000
Net asset value, offering and redemption price per share	$21.43	$16.46	$14.54

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Assets and Liabilities
June 30, 2023 (Unaudited) (Continued)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
*Identified Cost:
Investments in unaffiliated securities	$2,050,278,502	$101,894,243	$4,451,175
Investments in affiliated securities	96,687,825	—	—
Foreign currency	189,024	616	—
+Includes loaned securities with a value of	$157,236,914	$10,983,347	$282,504

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Six-Months Ended June 30, 2023 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
INCOME
Dividends from unaffiliated securities+	$4,965,161	$755,546	$317,178
Securities lending income, net (Note 4)	169,442	18,250	7,732
Interest	181,450	1,504	1,316
Total investment income	5,316,053	775,300	326,226

EXPENSES
Administration, fund accounting and custodian fees	—	—	33,348
Professional fees	—	—	16,025
Management fees	5,641,347	281,921	11,675
Service fees	—	—	3,533
Trustee fees and expenses	—	—	2,987
Miscellaneous expenses	—	—	623
Shareholder reporting expenses	—	—	496
Registration fees	—	—	80
Insurance expenses	—	—	56
Distribution fees	—	—	39
Total expenses	5,641,347	281,921	68,862
Less: Fees waived and/or reimbursed (Note 3)	—	—	(57,187)
Net expenses	5,641,347	281,921	11,675
Net investment income (loss)	(325,294)	493,379	314,551

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Six-Months Ended June 30, 2023 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	$(125,199,450)	$(1,871,514)	$(568,469)
Investments in affiliated securities	(77,367,454)	—	—
In-kind redemptions of unaffiliated securities	21,811,413	3,255,485	32,911
In-kind redemptions of affiliated securities	(325,223)	—	—
Foreign currency transactions	(375,391)	(27,223)	(6,049)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	519,035,298	1,846,515	445,290
Investments in affiliated securities	102,146,593	—	—
Foreign currency translation	(11,187)	(1,155)	(149)
Net realized and unrealized gain (loss) on investments	439,714,599	3,202,108	(96,466)
Net increase (decrease) in net assets resulting from operations	$439,389,305	$3,695,487	$218,085

+ Net of foreign taxes withheld of	$177,983	$117,576	$45,598

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$(325,294)	$(3,329,256)
Net realized gain (loss) on investments and foreign currency	(181,456,105)	(331,141,301)
Change in unrealized appreciation (depreciation) on investments and foreign currency	621,170,704	(406,420,805)
Net increase (decrease) in net assets resulting from operations	439,389,305	(740,891,362)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	99,981,090	1,284,996,755
Payments for shares redeemed	(572,013,410)	(1,804,123,735)
Transaction fees (Note 8)	55,226	522,032
Net increase (decrease) in net assets derived from capital share transactions (a)	(471,977,094)	(518,604,948)
Net increase (decrease) in net assets	$(32,587,789)	$(1,259,496,310)

NET ASSETS
Beginning of period/year	$1,971,733,912	$3,231,230,222
End of period/year	$1,939,146,123	$1,971,733,912

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	5,300,000	62,350,000
Shares redeemed	(30,150,000)	(100,200,000)
Net increase (decrease)	(24,850,000)	(37,850,000)

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$493,379	$1,205,106
Net realized gain (loss) on investments and foreign currency	1,356,748	(13,798,556)
Change in unrealized appreciation (depreciation) on investments and foreign currency	1,845,360	1,354,740
Net increase (decrease) in net assets resulting from operations	3,695,487	(11,238,710)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(1,272,275)
Total distributions to shareholders	—	(1,272,275)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,336,895	21,558,560
Payments for shares redeemed	(12,468,705)	(19,586,845)
Transaction fees (Note 8)	588	35
Net increase (decrease) in net assets derived from capital share transactions (a)	6,868,778	1,971,750
Net increase (decrease) in net assets	$10,564,265	$(10,539,235)

NET ASSETS
Beginning of period/year	$82,424,072	$92,963,307
End of period/year	$92,988,337	$82,424,072

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,100,000	1,250,000
Shares redeemed	(750,000)	(1,150,000)
Net increase (decrease)	350,000	100,000

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)
OPERATIONS
Net investment income (loss)	$314,551	$927,093
Net realized gain (loss) on investments and foreign currency	(541,607)	(1,444,047)
Change in unrealized appreciation (depreciation) on investments and foreign currency	445,141	(1,050,795)
Net increase (decrease) in net assets resulting from operations	218,085	(1,567,749)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(907,983)
Total distributions to shareholders	—	(907,983)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	11,024,265
Payments for shares redeemed	(1,436,170)	(3,712,870)
Transaction fees (Note 8)	159	18,000
Net increase (decrease) in net assets derived from capital share transactions (a)	(1,436,011)	7,329,395
Net increase (decrease) in net assets	$(1,217,926)	$4,853,663

NET ASSETS
Beginning of period	$4,853,663	$—
End of period	$3,635,737	$4,853,663

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	550,000
Shares redeemed	(100,000)	(200,000)
Net increase (decrease)	(100,000)	350,000

(1)	The Fund commenced operations on January 19, 2022. The information presented is for the period from January 19, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of the period/year	$17.09		$21.09	$22.36	$31.50		$27.94	$32.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.00	)(2)	(0.02)	(0.12)	(0.05)		0.31	0.18
Net realized and unrealized gain (loss) on investments (6)	4.34		(3.98)	(1.01)	(9.08)		3.64	(4.67)
Total from investment operations	4.34		(4.00)	(1.13)	(9.13)		3.95	(4.49)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		—	—	(0.00	)(2)	(0.39)	(0.15)
Capital gains	—		—	(0.14)	(0.01)		—	(0.02)
Total distributions to shareholders	—		—	(0.14)	(0.01)		(0.39)	(0.17)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	—	—
Net asset value, end of period/year	$21.43		$17.09	$21.09	$22.36		$31.50	$27.94

Total return	25.35	%(4)	-18.96%	-5.05%	-28.99%		14.10%	-13.76%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$1,939,146		$1,971,734	$3,231,230	$2,903,357		$51,976	$85,230

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(3)	0.60%	0.60%	0.60%		0.60%	0.60%
Net investment income (loss) to average net assets	-0.03	%(3)	-0.12%	-0.50%	-0.28%		1.02%	0.57%
Portfolio turnover rate (5)	25	%(4)	43%	54%	88%		31%	33%

(1)	Calculated based on average shares outstanding during the period/year.
(2)	Represents less than $0.005 per share.
(3)	Annualized.
(4)	Not Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of the period/year	$15.55		$17.88	$19.84	$17.45	$11.40	$12.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.09		0.23	0.23	0.07	0.06	0.06
Net realized and unrealized gain (loss) on investments (6)	0.82		(2.32)	(1.96)	3.54	6.02	(1.42)
Total from investment operations	0.91		(2.09)	(1.73)	3.61	6.08	(1.36)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.24)	(0.08)	(0.05)	(0.03)	(0.05)
Capital gains	—		—	(0.15)	(1.18)	—	—
Total distributions to shareholders	—		(0.24)	(0.23)	(1.23)	(0.03)	(0.05)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(2)	0.00 (2)	0.00 (2)	0.01	—	—
Net asset value, end of period/year	$16.46		$15.55	$17.88	$19.84	$17.45	$11.40

Total return	5.82	%(3)	-11.67%	-8.72%	20.85%	53.37%	-10.60%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$92,988		$82,424	$92,963	$108,114	$50,610	$11,398

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	1.05	%(4)	1.40%	1.20%	0.37%	0.40%	0.49%
Portfolio turnover rate (5)	33	%(3)	106%	81%	130%	158%	130%

(1)	Calculated based on average shares outstanding during the period/year.
(2)	Represents less than $0.005 per share.
(3)	Not Annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global Sea to Sky Cargo ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022 (1)

Net asset value, beginning of period	$13.87		$20.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.17		2.40
Net realized and unrealized gain (loss) on investments (8)	(0.50)		(5.99)
Total from investment operations	0.67		(3.59)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(2.59)
Total distributions to shareholders	—		(2.59)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(3)	0.05
Net asset value, end of period	$14.54		$13.87

Total return	4.87	%(4)	-17.92	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,636		$4,854

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	3.54	%(5)(6)	2.29	%(5)(6)
Expenses after fees waived	0.60	%(5)	0.60	%(5)
Net investment income (loss) before fees waived	13.22	%(5)(6)	11.86	%(5)(6)
Net investment income (loss) after fees waived	16.16	%(5)	13.55	%(5)
Portfolio turnover rate (7)	43	%(4)	103	%(4)

(1)	Commencement of operations on January 19, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)

Pursuant to a contractual operating expense limitation between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Operating Expenses do not exceed 0.60% through at least April 30, 2024. See Note 3 in Notes to Financial Statements.

(7)	Excludes the impact of in-kind transactions.
(8)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Notes to Financial Statements
June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF, U.S. Global GO GOLD and Precious Metal Miners ETF, and U.S. Global Sea to Sky Cargo ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. The investment objective of the U.S. Global Sea to Sky Cargo ETF is to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index. U.S. Global Jets ETF commenced operations on April 28, 2015, U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017, and U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022.

The end of the reporting period for the Funds is June 30, 2023. The period covered by these Notes to Financial Statements is the period from January 1, 2023 through June 30, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,926,134,313	$—	$—	$1,926,134,313
Preferred Stocks	9,858,361	—	—	9,858,361
Short-Term Investments	3,705,759	—	—	3,705,759
Investments Purchased with Proceeds from Securities Lending	—	158,549,747	—	158,549,747
Total Investments in Securities	$1,939,698,433	$158,549,747	$—	$2,098,248,180

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$92,801,993	$—	$—	$92,801,993
Short-Term Investments	471,600	—	—	471,600
Investments Purchased with Proceeds from Securities Lending	—	11,156,245	—	11,156,245
Total Investments in Securities	$93,273,593	$11,156,245	$—	$104,429,838

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global Sea to Sky Cargo ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,451,383	$—	$—	$3,451,383
Short-Term Investments	104,610	—	—	104,610
Investments Purchased with Proceeds from Securities Lending	—	289,966	—	289,966
Total Investments in Securities	$3,555,993	$289,966	$—	$3,845,959

^	See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. For the year/period ended December 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
U.S. Global Jets ETF	$103,473,645	$(103,473,645)
U.S. Global GO GOLD and Precious Metal Miners ETF	(4,606,843)	4,606,843
U.S. Global Sea to Sky Cargo ETF	167,682	(167,682)

During the year/period ended December 31, 2022, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid-in capital.

U.S. Global Jets ETF	$(99,344,585)
U.S. Global GO GOLD and Precious Metal Miners ETF	4,606,843
U.S. Global Sea to Sky Cargo ETF	(167,682)

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement for U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.

Separately, under an Operating Expenses Limitation, for the U.S. Global Sea to Sky Cargo ETF, the Adviser has agreed to limit the Fund’s Operating Expenses to an annual rate of 0.60% of the first $100 million in net assets and 0.70% for net asset greater than $100 million. For purposes of this agreement, the term “Operating Expenses” is defined to include all expenses necessary or appropriate for the operation of the Fund, including the Adviser’s management fee, except interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. Under the Agreement, the Adviser may request recoupment of previously waived or paid fees from the Fund for up to three years from the end of the month such fees and expenses were waived or paid. As of June 30, 2023, the Adviser has $173,103 remaining to be recouped, of which $115,917 expires on December 31, 2025, and $57,186 expires on December 31, 2026. Fees and expenses can only be recouped so long as the Fund’s total expense ratio does not exceed the lesser of (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

The Index that each Fund tracks was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33⅓ percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global Jets ETF	$ 157,236,914	$ 158,549,747
U.S. Global GO GOLD and Precious Metal Miners ETF	10,983,347	11,156,245
U.S. Global Sea to Sky Cargo ETF	282,504	289,966

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
U.S. Global Jets ETF	$ 169,442
U.S. Global GO GOLD and Precious Metal Miners ETF	18,250
U.S. Global Sea to Sky Cargo ETF	7,732

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASE AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$480,407,521	$487,418,867
U.S. Global GO GOLD and Precious Metal Miners ETF	31,534,738	30,546,293
U.S. Global Sea to Sky Cargo ETF	1,653,402	2,330,422

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global Jets ETF	$97,252,949	$557,776,994
U.S. Global GO GOLD and Precious Metal Miners ETF	19,134,876	12,668,061
U.S. Global Sea to Sky Cargo ETF	—	552,736

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

NOTE 6 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of U.S. Global Jets ETF during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act, due to the Fund owning greater than five percent of the outstanding voting shares, were as follows:

Affiliated Issuer	Value at 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 6/30/2023
SkyWest, Inc.*	$ 57,885,810	$ 53,360,424	$ (70,824,194)	$ (52,887,872)	$ 73,880,062	$ 61,414,230
Hawaiian Holdings, Inc.	48,887,966	35,955,488	(25,559,106)	(24,804,805)	28,266,531	62,746,074
	$ 106,773,776			$ (77,692,677)	$ 102,146,593	$ 124,160,304**

Affiliated Issuer (continued)	Shares Held at 6/30/2023	Dividend Income
SkyWest, Inc.*	1,508,208	$—
Hawaiian Holdings, Inc.	5,826,005	—
		$—

*	As of June 30, 2023, SkyWest, Inc. was not considered to be an affiliate of the Fund.
**	As of June 30, 2023, value of affiliates was $62,746,074.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

NOTE 7 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2022 were as follows:

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Sea to Sky Cargo ETF
Tax cost of investments	$2,936,946,412	$88,350,607	$7,022,163
Gross tax unrealized appreciation	$75,926,076	$4,323,195	$55,495
Gross tax unrealized depreciation	(840,669,672)	(6,954,052)	(1,722,730)
Total unrealized appreciation/(depreciation)	(764,743,596)	(2,630,857)	(1,667,235)
Undistributed ordinary income	—	778,959	2,441
Undistributed long term capital gains	—	—	—
Other accumulated gain/(loss)	(285,757,736)	(29,339,473)	(643,256)
Distributable earnings/(accumulated deficit)	$(1,050,501,332)	$(31,191,371)	$(2,308,050)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At December 31, 2022, U.S. Global Jets ETF deferred, on a tax-basis, no post-October capital losses, and $227,151 of late-year ordinary losses. U.S. Global GO GOLD and Precious Metal Miners ETF deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses. U.S. Global Sea to Sky Cargo ETF deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2022, the Funds had the following capital loss carryforward available, with no expiration date:

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

	Short-Term	Long-Term
U.S. Global Jets ETF	$221,835,542	$63,695,043
U.S. Global GO GOLD and Precious Metal Miners ETF	19,262,711	10,076,762
U.S. Global Sea to Sky Cargo ETF	643,256	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2022 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$—	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	1,272,275	—
U.S. Global Sea to Sky Cargo ETF	907,983	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2021 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$21,341,787	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	401,808	785,358
U.S. Global Sea to Sky Cargo ETF	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for U.S. Global GO GOLD and Precious Metal Miners ETF is $300, and the standard fixed transaction fee for U.S Global Jets ETF and U.S. Global Sea to Sky Cargo ETF is $500, which is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Cargo Companies Risk. U.S. Global Sea to Sky Cargo ETF is expected to concentrate its investments in the securities of Cargo Companies. Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Global ETFs

Expense Examples

For the Six-Months Ended June 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global Jets ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,253.50	$3.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

U.S. Global ETFs

Expense Examples

For the Six-Months Ended June 30, 2023 (Unaudited) (Continued)

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,058.20	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

U.S. Global Sea to Sky Cargo ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,048.70	$3.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

U.S. Global ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. Global ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2022, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	0.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%
U.S. Global Sea to Sky Cargo ETF	77.17%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year/period ended December 31, 2022 was as follows:

U.S. Global Jets ETF	0.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	8.41%
U.S. Global Sea to Sky Cargo ETF	2.11%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global Jets ETF	0.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	0.00%

U.S. Global ETFs

Federal Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year/period ended December 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global Jets ETF	$—	$—	—
U.S. Global GO GOLD and Precious Metal Miners ETF	225,184	0.042488	100.00%
U.S. Global Sea to Sky Cargo ETF	125,697	0.359136	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.usglobaletfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.usglobaletfs.com daily.

U.S. Global ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.usglobaletfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at www.usglobaletfs.com.

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Adviser

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Index Provider

U.S. Global Indices, LLC
7900 Callaghan Road
San Antonio, Texas 78229

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF

Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF

Symbol – GOAU
CUSIP – 26922A719

U.S. Global Sea to Sky Cargo ETF

Symbol – SEA
CUSIP – 26922B865

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date:	9/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date:	9/7/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date:	9/7/2023

* Print the name and title of each signing officer under his or her signature.